Securities (Tables)	12 Months Ended
Jun. 30, 2026
Securities [Abstract]
Schedule of Amortized Cost and Fair Value of the Available for Sale Securities and Held to Maturity Investment Securities Portfolio	The gains and losses are as follows:

	2026
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$11,078	$-	$172	$10,906

Held-to-maturity Securities
Agency mortgage-backed: residential	$134	$1	$3	$132

	2025
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$9,950	$-	$193	$9,757

Held-to-maturity Securities
Agency mortgage-backed: residential	$171	$-	$4	$167